Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Stockholder Notes [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 28, 2013	$ (427,351)	$ 638	$ 1,383	$ (2,661)	$ (426,711)
Balance (in shares) at Dec. 28, 2013		63,941,312
Increase (Decrease) in Shareholders' Equity
Net income (loss)	(37,943)				(37,943)
Issuance of liability classified stock awards (in shares)		1,060,406
Capital contribution	449	$ 4	445
Capital contribution (in shares)		442,784
Redemption of stock	(449)	$ (4)	(445)
Redemption of stock (in shares)		(442,784)
Change in fair value of derivatives	(2,294)					$ (2,294)
Reclassification of stock awards from liabilities to equity	403	$ 3	400
Stockholder notes:
Interest	(44)			(44)
Issuance	(413)			(413)
Retirement	604			604
Balance at Jan. 03, 2015	(467,038)	$ 641	1,783	(2,514)	(464,654)	(2,294)
Balance (in shares) at Jan. 03, 2015		65,001,718
Increase (Decrease) in Shareholders' Equity
Net income (loss)	37,111				37,111
Issuance of liability classified stock awards (in shares)		1,228,646
Redemption of stock	(320)	$ (2)	(318)
Redemption of stock (in shares)		(172,596)
Change in fair value of derivatives	2,294					$ 2,294
Reclassification of stock awards from liabilities to equity	2,096	$ 12	2,084
Stockholder notes:
Interest	(50)			(50)
Issuance	(1,497)			(1,497)
Retirement	177			177
Balance at Jan. 02, 2016	(427,227)	$ 651	3,549	(3,884)	(427,543)
Balance (in shares) at Jan. 02, 2016		66,057,768
Increase (Decrease) in Shareholders' Equity
Net income (loss)	136,288				136,288
Proceeds from issuance of stock	216,451	$ 111	216,340
Proceeds from issuance of stock (in shares)		11,090,000
Directors' Compensation	211		211
Directors' compensation (paid in shares)		7,855
Issuance of liability classified stock awards (in shares)		79,037
Redemption of stock	(2,003)	$ (3)	(2,000)
Redemption of stock (in shares)		(294,508)
Reclassification of stock awards from liabilities to equity	35,312	$ 10	35,302
Dividends	(22,149)				(22,149)
Initial obligation under tax receivable agreement	(254,155)		(254,155)
Stock compensation activity	13,088	$ 12	13,076
Stock compensation activity (in shares)		1,138,383
Stockholder notes:
Interest	(24)			(24)
Issuance	(232)			(232)
Retirement	3,238			3,238
Balance at Dec. 31, 2016	$ (301,202)	$ 781	$ 12,323	$ (902)	$ (313,404)
Balance (in shares) at Dec. 31, 2016		78,078,535